Condensed Consolidated Statement of Changes in Equity (Unaudited) - GBP (£) £ in Millions	Total	Share capital	Other equity instruments	Capital contribution reserve	Fair value	Cash flow hedging	Cost of hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2024	£ 14,093	£ 7,060	£ 2,100	£ 0	£ (16)	£ (311)	£ 0	£ 2	£ 5,258
Profit after tax	568								568
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	6				6
- Cash flow hedges	463					463
- Cost of hedging	0
- Pension remeasurement	1								1
- Own credit adjustment	3								3
Total other comprehensive (expense)/income net of tax	473				6	463			4
Total comprehensive income	1,041				6	463			572
Issue of other equity instruments	500		500
Repurchase of other equity instruments	(500)		(500)
Dividends on other equity instruments	(72)								(72)
Ending balance at Jun. 30, 2025	15,062	7,060	2,100	0	(10)	152	0	2	5,758
Beginning balance at Dec. 31, 2025	15,525	7,060	2,100	0	(6)	236	(24)	0	6,159
Profit after tax	385								385
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	10				10
- Cash flow hedges	(229)					(229)
- Cost of hedging	19						19
- Pension remeasurement	(30)								(30)
- Own credit adjustment	(2)								(2)
Total other comprehensive (expense)/income net of tax	(232)				10	(229)	19		(32)
Total comprehensive income	153				10	(229)	19		353
Issue of ordinary shares	1,600	1,600
Issue of other equity instruments	650		650
Repurchase of other equity instruments	(450)		(450)
Dividends on other equity instruments	(81)								(81)
Ending balance at Jun. 30, 2026	£ 17,397	£ 8,660	£ 2,300	£ 0	£ 4	£ 7	£ (5)	£ 0	£ 6,431